Share-based payment plans - Range of Exercise Prices for Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding (in shares) | shares	24,000	920,000	2,272,000	2,758,000
Weighted average remaining life	10 months 6 days	1 year 7 months 6 days	2 years 2 months 12 days
25.01 to 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding (in shares) | shares	24,000	920,000	2,272,000
Weighted average remaining life	10 months 6 days	1 year 7 months 6 days	2 years 2 months 12 days
25.01 to 40.00 | Bottom of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share) | $ / shares	$ 25.01
25.01 to 40.00 | Top of range
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of options outstanding (in USD per share) | $ / shares	$ 40.00